Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments
Summary of investments

	2023 GBPm	2024 GBPm
Investments in joint ventures and associates	178	169
Venture capital and other investments	97	92
Total	275	261

Summary of information about joint ventures

	2023 GBPm	2024 GBPm
At start of year	159	178
Share of results of joint ventures and associates	46	43
Dividends received from joint ventures and associates	(21)	(37)
Exchange translation differences	(6)	(15)
At end of year	178	169

	RELX’s share
	2023 GBPm	2024 GBPm
Revenue	123	121
Net profit for the year	46	43

Total assets	200	198
Total liabilities	(61)	(97)
Net assets	139	101
Goodwill	39	68
Total	178	169